Contingencies (Columbia-Related Loss Contingencies) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 lawsuit	Nov. 30, 2012 lawsuit	Feb. 28, 2010 lawsuit
ATS Lawsuits
Loss Contingencies
Number of tort lawsuits filed against the company	9
Minimum number of alleged victims at the balance sheet date	6,000
Number of lawsuits seeking unspecified compensatory and punitive damages as well as attorneys' fees and costs	8
Number of lawsuits seeking treble damages and disgorgement of profits without explanation	1
Specific demand in compensatory damage	$ 10
Specific demand in punitive damage	$ 10
ATA Lawsuits
Loss Contingencies
Number of tort lawsuits filed against the company	4
Number of lawsuits for which the motion to dismiss was granted in part and denied in part			1
Number of lawsuits dismissed after the parties reached a confidential settlement agreement		1